DIVIDENDS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Initial dividend rate	6.50%	6.50%
Increase in dividend rate on default of payment	7.50%	7.50%
Increase in dividend rate on two consecutive default of payment	10.00%	10.00%
Series A convertible preferred stock outstanding (in shares)	13,602	13,602	13,602
Amount of arrears dividend	$ 136,000	$ 119,000
Series A covertible preferred stock liquidation preference (in dollars per share)	$ 25.00	$ 25.00
Percentage of weighted average of common stock sales price	95.00%	95.00%
Percentage of increase in dividend rate	1.00%	1.00%